Schedule of Investments (unaudited)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	$90	$89,153

Airlines — 1.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	172	168,315
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	145	148,523
		316,838
Auto Manufacturers — 6.3%
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 03/01/21)(a)	195	199,737
Ford Motor Co., 8.50%, 04/21/23	320	358,282
Ford Motor Credit Co. LLC
3.09%, 01/09/23	145	146,611
3.10%, 05/04/23	50	50,525
3.37%, 11/17/23	75	76,341
4.14%, 02/15/23 (Call 01/15/23)	225	232,153
4.38%, 08/06/23	145	151,162
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 03/01/21)(a)	255	255,166
Stellantis NV, 5.25%, 04/15/23	345	376,429
		1,846,406
Auto Parts & Equipment — 1.0%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 03/01/21)	290	290,725

Banks — 2.3%
CIT Group Inc., 5.00%, 08/01/23	270	295,189
Commerzbank AG, 8.13%, 09/19/23(a)	325	377,159
		672,348
Building Materials — 0.3%
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(a)	90	97,895

Chemicals — 1.4%
CF Industries Inc., 3.45%, 06/01/23	215	225,488
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 02/16/21)(a)	175	177,644
		403,132
Commercial Services — 3.0%
ADT Security Corp. (The), 4.13%, 06/15/23(b)	200	210,316
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 03/01/21)(a)(b)	160	118,672
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/08/21)(a)	120	122,436
APX Group Inc., 7.63%, 09/01/23 (Call 03/01/21)	115	119,406
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)(b)	100	94,204
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	100	108,369
WEX Inc., 4.75%, 02/01/23 (Call 03/01/21)(a)	115	115,253
		888,656
Computers — 1.7%
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	320	331,984
Seagate HDD Cayman, 4.75%, 06/01/23	155	166,230
		498,214
Cosmetics & Personal Care — 0.5%
Avon Products Inc., 7.00%, 03/15/23	135	144,415

Distribution & Wholesale — 0.6%
Avient Corp., 5.25%, 03/15/23	170	183,743

Diversified Financial Services — 3.9%
Navient Corp.
5.50%, 01/25/23	300	314,895
7.25%, 09/25/23(b)	200	220,250
Security	Par (000)	Value

Diversified Financial Services (continued)
OneMain Finance Corp.
5.63%, 03/15/23	$360	$385,758
8.25%, 10/01/23	90	102,947
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 03/01/21)(a)(b)	125	124,198
		1,148,048
Electric — 1.4%
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	245	257,066
InterGen NV, 7.00%, 06/30/23 (Call 03/01/21)(a)	150	146,319
		403,385
Electrical Components & Equipment — 0.3%
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(a)(b)	90	94,488

Electronics — 0.5%
Sensata Technologies BV, 4.88%, 10/15/23(a)	145	155,431

Energy - Alternate Sources — 0.6%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	160	164,902

Entertainment — 1.0%
Cinemark USA Inc., 4.88%, 06/01/23 (Call 03/01/21)	210	203,570
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 03/01/21)(a)	80	81,601
		285,171
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(a)	215	220,680
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 03/01/21)(a)	230	237,137
Ingles Markets Inc., 5.75%, 06/15/23 (Call 03/01/21)(b)	86	87,062
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	150	160,785
		705,664
Forest Products & Paper — 0.4%
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 02/18/21)(b)	110	110,135

Gas — 0.4%
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/01/21)(a)	120	117,956

Hand & Machine Tools — 0.3%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 03/01/21)(a)(b)	90	88,432

Health Care - Services — 4.9%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 03/01/21)	190	190,528
Encompass Health Corp., 5.13%, 03/15/23 (Call 03/01/21)	85	85,239
HCA Inc., 5.88%, 05/01/23	460	502,072
Tenet Healthcare Corp., 6.75%, 06/15/23	615	665,965
		1,443,804
Holding Companies - Diversified — 0.5%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	145	144,957

Home Builders — 1.3%
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	100	110,420
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	50	55,122
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(a)	100	106,386
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)	115	121,661
		393,589

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 02/08/21)	$16	$16,228

Housewares — 1.5%
Newell Brands Inc., 4.35%, 04/01/23 (Call 02/01/23)	425	447,771

Insurance — 0.6%
Genworth Holdings Inc., 4.90%, 08/15/23	110	103,694
MGIC Investment Corp., 5.75%, 08/15/23	55	59,572
		163,266
Internet — 0.7%
VeriSign Inc., 4.63%, 05/01/23 (Call 03/01/21)	215	216,980

Iron & Steel — 1.2%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	145	158,846
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)(b)	90	93,756
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	100	105,644
		358,246
Leisure Time — 6.0%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(a)	735	833,519
Life Time Inc., 8.50%, 06/15/23 (Call 03/01/21)(a)	130	130,186
Royal Caribbean Cruises Ltd.
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	290	312,762
10.88%, 06/01/23 (Call 03/01/23)(a)	340	383,476
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 03/01/21)	100	101,763
		1,761,706
Lodging — 3.1%
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 03/01/21)(a)	145	149,040
MGM Resorts International, 6.00%, 03/15/23	460	491,340
Wyndham Destinations Inc., 3.90%, 03/01/23 (Call 12/01/22)	115	118,306
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	145	146,144
		904,830
Machinery — 0.4%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 03/01/21)(a)(b)	110	108,148

Manufacturing — 1.7%
Bombardier Inc., 6.13%, 01/15/23(a)	365	366,150
LSB Industries Inc., 9.63%, 05/01/23 (Call 03/01/21)(a)(b)	125	129,655
		495,805
Media — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%,
03/01/23 (Call 02/16/21)(a)	250	252,575
DISH DBS Corp., 5.00%, 03/15/23	505	520,231
Quebecor Media Inc., 5.75%, 01/15/23	260	279,105
		1,051,911
Metal Fabricate & Hardware — 0.8%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 03/01/21)(a)	235	239,761

Mining — 1.9%
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Call 12/15/22)(a)	145	152,374
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	395	413,028
		565,402
Office & Business Equipment — 1.7%
Pitney Bowes Inc., 5.95%, 04/01/23 (Call 03/01/23)	78	81,506
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	390	409,718
		491,224
Security	Par (000)	Value

Oil & Gas — 6.6%
Antero Resources Corp., 5.63%, 06/01/23 (Call 03/01/21)(b)	$180	$177,734
Calumet Specialty Products Partners LP/Calumet Finance
Corp., 7.75%, 04/15/23 (Call 03/01/21)	95	91,780
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	135	142,551
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	235	241,199
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 03/01/21)(a)	95	92,664
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	325	320,505
Precision Drilling Corp., 7.75%, 12/15/23 (Call 02/16/21)	100	99,669
QEP Resources Inc., 5.25%, 05/01/23 (Call 02/01/23)	190	200,169
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(b)	160	160,546
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 03/01/21)(a)	115	116,092
6.88%, 06/30/23 (Call 03/01/21)(a)(b)	21	21,279
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	115	105,477
W&T Offshore Inc., 9.75%, 11/01/23 (Call 03/01/21)(a)	165	130,320
WPX Energy Inc., 8.25%, 08/01/23 (Call 06/01/23)	35	40,425
		1,940,410
Oil & Gas Services — 0.2%
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 03/01/21)(a)	70	71,236

Packaging & Containers — 4.9%
Ball Corp., 4.00%, 11/15/23	395	421,769
Berry Global Inc., 5.13%, 07/15/23 (Call 03/01/21)(b)	103	105,120
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	390	409,500
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)	90	92,277
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	255	273,419
Reynolds Group Issuer Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 02/14/21)(a)	7	7,094
Sealed Air Corp., 5.25%, 04/01/23 (Call 01/01/23)(a)	125	132,397
		1,441,576
Pharmaceuticals — 0.8%
Elanco Animal Health Inc., 5.27%, 08/28/23 (Call 07/28/23)	215	233,133

Pipelines — 4.3%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	150	154,528
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 6.25%, 04/01/23 (Call 02/16/21)	135	135,732
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)(b)	150	153,971
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23).	330	341,695
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 03/01/21)	150	138,225
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/01/21)	160	153,365
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 (Call 03/01/21)	175	176,109
		1,253,625
Real Estate — 1.0%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	160	173,598
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)	120	124,211
		297,809
Real Estate Investment Trusts — 3.7%
EPR Properties, 5.25%, 07/15/23 (Call 04/15/23)(b)	80	83,150
GEO Group Inc. (The), 5.13%, 04/01/23 (Call 03/01/21)	80	68,381
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)	80	80,806

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 03/01/21)	$115	$115,577
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)(b)	145	145,798
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(a)(b)	85	88,812
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/01/21)(a)	160	163,469
8.25%, 10/15/23 (Call 03/01/21)	320	324,656
		1,070,649
Retail — 5.0%
Brinker International Inc., 3.88%, 05/15/23	85	85,608
Gap Inc. (The), 8.38%, 05/15/23(a)	145	166,917
L Brands Inc., 5.63%, 10/15/23	95	102,941
Macy's Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	185	181,407
PetSmart Inc., 7.13%, 03/15/23 (Call 03/01/21)(a)	550	551,710
QVC Inc., 4.38%, 03/15/23	215	226,819
Rite Aid Corp., 6.13%, 04/01/23 (Call 03/01/21)(a)(b)	35	34,881
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)(b)	95	99,646
		1,449,929
Software — 0.3%
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23 (Call 02/01/21)(a)	75	75,000

Storage & Warehousing — 0.6%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 03/01/21)(a)	65	65,484
Modulaire Global Finance 2 PLC, 10.00%, 08/15/23 (Call 02/08/21)(a)	100	101,765
		167,249
Telecommunications — 9.0%
DKT Finance ApS, 9.38%, 06/17/23 (Call 02/08/21)(a)	225	233,779
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23(a)(c)	860	867,155
Lumen Technologies Inc., Series W, 6.75%, 12/01/23	220	244,075
Plantronics Inc., 5.50%, 05/31/23 (Call 03/01/21)(a)	145	145,289
Sprint Corp., 7.88%, 09/15/23	760	877,846
T-Mobile USA Inc., 6.00%, 03/01/23 (Call 02/08/21)(b)	255	255,594
		2,623,738
Toys, Games & Hobbies — 0.2%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)(b)	70	71,327
Security	Par/ Shares (000)	Value

Transportation — 2.2%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 02/15/21)(a)(b)	$205	$184,848
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 03/01/21)(a)	310	310,236
XPO Logistics Inc., 6.13%, 09/01/23 (Call 03/01/21)(a)	155	157,852
		652,936

Total Corporate Bonds & Notes — 98.5%
(Cost: $28,045,096)		28,857,382

Short-Term Investments

Money Market Funds — 15.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	3,015	3,016,515
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,418	1,418,000
		4,434,515

Total Short-Term Investments — 15.1% (Cost: $4,433,556)		4,434,515

Total Investments in Securities — 113.6% (Cost: $32,478,652)		33,291,897

Other Assets, Less Liabilities — (13.6)%		(3,976,793)

Net Assets — 100.0%		$29,315,104

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind ("PIK") bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,632,308	$1,384,417	(a)	$—	$(201)	$(9)	$3,016,515	3,015	$1,707	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	778,000	640,000	(a)	—	—	—	1,418,000	1,418	43		—
					$(201)	$(9)	$4,434,515		$1,750		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$28,857,382	$—	$28,857,382
Money Market Funds	4,434,515	—	—	4,434,515
	$4,434,515	$28,857,382	$—	$33,291,897

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

4